UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Pacific Financial Funds

(Exact name of registrant as specified in charter)

10900 NE 8th St., Suite 1523, Bellevue, WA 98004

(Address of principal executive offices)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

(800) 735-7199

Date of fiscal year end:

4/30

Date of reporting period:  1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2009
% of
Net Assets	Description	Shares	Value
99.31%	EXCHANGE TRADED FUNDS
99.31%	EQUITY FUNDS
	DIAMONDS Trust Series I	59,428	$ 4,758,994
	iShares S&P 100 Index Fund	90,666	3,555,921
	iShares S&P MidCap 400 Index Fund	47,427	2,358,545
	iShares S&P SmallCap 600 Index Fund	91,811	3,560,431
	SPDR Trust Series I	11,461	947,710
	Vanguard Large Cap ETF	95,053	3,562,586
	Vanguard Total Stock Market ETF	115,252	4,741,467
	Total Exchange Traded Funds
	(Cost $25,121,790)		23,485,654

99.31%	TOTAL INVESTMENTS
	(Cost $25,121,790) (a)		$ 23,485,654

0.69%	ASSETS IN EXCESS OF OTHER LIABILITIES		162,381

100.00%	TOTAL NET ASSETS		$ 23,648,035

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(1,636,136)
	Net unrealized depreciation		$ (1,636,136)

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (unaudited) (Continued)			January 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	23,485,654
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs
Total	23,485,654
* Other financial instruments include futures, forwards and swap contracts.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2009
% of
Net Assets	Description	Shares	Value
96.81%	EXCHANGE TRADED FUNDS
4.58%	COMMODITY
	iShares COMEX Gold Trust *	1,605	$ 146,633
	SPDR Gold Trust	1,606	146,644
			293,277
14.68%	CONSUMER GOODS / STAPLES
	Consumer Staples Select Sector SPDR Fund	14,180	314,371
	iShares Dow Jones US Consumer Goods Sector Index Fund	7,312	312,954
	Vanguard Consumer Staples ETF	5,877	313,362
			940,687
9.77%	DEBT
	iShares Barclays 20+ Year Treasury Bond Fund	6,030	625,612

1.97%	ENERGY
	iShares Dow Jones US Energy Sector Index Fund	4,541	126,058

15.15%	HEALTH & BIOTECHNOLOGY
	Health Care Select Sector SPDR Fund	24,725	648,537
	SPDR S&P Biotech ETF	6,094	321,580
			970,117
13.17%	INDEX
	iShares S&P 500 Growth Index Fund	4,481	191,518
	Rydex Inverse 2x S&P 500 ETF	5,011	651,981
			843,499
27.32%	PHARMACEUTICALS
	iShares Dow Jones US Pharmaceuticals Index Fund	14,823	645,986
	SPDR S&P Pharmaceuticals ETF	37,613	1,103,941
			1,749,927
10.17%	UTILITIES
	iShares Dow Jones US Utilities Sector Index Fund	9,502	651,362

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $6,167,167)		6,200,539

3.41%	SHORT-TERM INVESTMENTS
3.41%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.25% **
	(Cost $218,233)	218,233	218,233

100.22%	TOTAL INVESTMENTS
	(Cost $6,385,400) (a)		$ 6,418,772

-0.22%	LIABILITIES IN EXCESS OF OTHER ASSETS		(13,999)

100.00%	TOTAL NET ASSETS		$ 6,404,773

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 122,676
	Unrealized depreciation		(89,304)
	Net unrealized appreciation		$ 33,372

* Non-income producing security
** Money market fund; interest rate reflects seven day effecive yield on January 31, 2009
PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (unaudited) (Continued)			January 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	6,418,772
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs
Total	6,418,772
* Other financial instruments include futures, forwards and swap contracts.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2009
% of
Net Assets	Description	Shares	Value
99.09%	EXCHANGE TRADED FUNDS
60.62%	INTERNATIONAL
	CurrencyShares Euro Trust	808	$ 103,610
	iShares COMEX Gold Trust *	1,298	118,585
	iShares MSCI EAFE Index Fund	2,787	107,857
	iShares S&P Global Consumer Staples Sector Index Fund	8,397	367,705
	iShares S&P Global Healthcare Sector Index Fund	8,629	370,616
	ProShares Short MSCI EAFE	4,195	400,832
	SPDR Barclays Capital International Treasury Bond ETF	7,353	373,165
	WisdomTree International Health Care Sector Fund	19,324	373,919
			2,216,289
32.67%	JAPAN
	CurrencyShares Japanese Yen Trust *	4,140	459,126
	SPDR Russell/Nomura Small Cap Japan ETF	11,123	367,059
	WisdomTree Japan Equity Income Fund	9,155	368,489
			1,194,674
2.90%	SWEDEN
	CurrencyShares Swedish Krona Trust	885	106,111

2.90%	SWITZERLAND
	CurrencyShares Swiss Franc Trust	1,232	106,186

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $3,690,081)		3,623,260

7.94%	SHORT-TERM INVESTMENTS
7.94%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.25% **
	(Cost $290,409)	290,409	$ 290,409

107.03%	TOTAL INVESTMENTS
	(Cost $3,980,490) (a)		$ 3,913,669

-7.03%	LIABILITIES IN EXCESS OF OTHER ASSETS		(256,925)

100.00%	TOTAL NET ASSETS		$ 3,656,744

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 23,814
	Unrealized depreciation		(90,635)
	Net unrealized depreciation		$ (66,821)
* Non-income producing
** Money market fund; interest rate reflects seven day effecive yield on January 31, 2009
PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited) (Continued)			January 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	3,913,669
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs
Total	3,913,669
* Other financial instruments include futures, forwards and swap contracts.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2009
% of
Net Assets	Description	Shares	Value
97.60%	OPEN ENDED MUTUAL FUNDS
97.60%	DEBT MUTUAL FUNDS
	Federated Total Return Government Bond Fund	111,471	$ 1,270,775
	Federated US Government Securities Fund: 2-5 Years	106,190	1,270,033
	iShares Barclays 3-7 Year Treasury Bond Fund	11,163	1,272,694
	iShares Barclays 7-10 Year Treasury Bond Fund	13,308	1,260,268
	iShares Barclays 10-20 Year Treasury Bond Fund	11,113	1,258,881
	iShares Barclays 20+ Year Treasury Bond Fund	10,792	1,119,670
	iShares Barclays Government/Credit Bond Fund	12,258	1,278,877
	RidgeWorth US Government Securities Fund	110,016	1,210,178
	Vanguard Intermediate-Term Treasury Fund	108,444	1,277,468
	Vanguard Long-Term Bond ETF	16,725	1,256,047
	Total Open Ended Mutual Funds
	(Cost $12,464,151)		12,474,891

38.46%	SHORT-TERM INVESTMENTS
38.46%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.25% *
	(Cost $4,916,378)	4,916,378	4,916,378

136.06%	TOTAL INVESTMENTS
	(Cost $17,380,529) (a)		$ 17,391,269

-36.06%	LIABILITIES IN EXCESS OF OTHER ASSETS		(4,609,631)

100.00%	TOTAL NET ASSETS		$ 12,781,638

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 49,185
	Unrealized depreciation		(38,445)
	Net unrealized appreciation		$ 10,740
* Money market fund; interest rate reflects seven day effecive yield on January 31, 2009
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	17,391,269
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs
Total	17,391,269
* Other financial instruments include futures, forwards and swap contracts.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2009
% of
Net Assets	Description	Shares	Value
45.74%	EXCHANGE TRADED FUNDS
4.47%	ASSET ALLOCATION EXCHANGE TRADED FUNDS
	CurrencyShares Japanese Yen Trust *	6,757	$ 749,351

38.36%	DEBT EXCHANGE TRADED FUNDS
	iShares Barclays 1-3 Year Treasury Bond Fund	26,481	2,232,083
	iShares Barclays 3-7 Year Treasury Bond Fund	9,651	1,100,311
	iShares Barclays 7-10 Year Treasury Bond Fund	22,578	2,138,137
	iShares S&P National Municipal Bond Fund	9,594	954,891
			6,425,422
2.91%	INDEX EXCHANGE TRADED FUNDS
	iShares Russell 2000 Index Fund	10,949	487,011

	Total Exchange Traded Funds (cost $7,477,724)		7,661,784

52.65%	OPEN ENDED MUTUAL FUNDS
6.80%	ASSET ALLOCATION MUTUAL FUNDS
	American Century One Choice Portfolio - Very Conservative	124,006	1,139,620

16.03%	DEBT MUTUAL FUNDS
	PIMCO Total Return Fund	74,832	759,544
	Professionally Managed Portfolios - The Osterweis Strategic Income Fund	194,726	1,923,894
			2,683,438
15.93%	EQUITY MUTUAL FUNDS
	James Advantage Funds - James Market Neutral Fund	64,294	735,523
	ProFunds Bear ProFund	53,042	1,932,842
			2,668,365
13.89%	INDEX MUTUAL FUNDS
	Rydex Series - Inverse S&P 500 Strategy Fund	42,763	2,327,174

	Total Open Ended Mutual Funds
	(Cost $8,436,285)		8,818,597

1.82%	SHORT-TERM INVESTMENTS
1.82%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.25% **
	(Cost $304,381)	304,381	304,381

100.21%	TOTAL INVESTMENTS
	(Cost $16,218,390) (a)		$ 16,784,762

-0.21%	LIABILITIES IN EXCESS OF OTHER ASSETS		(35,014)

100.00%	TOTAL NET ASSETS		$ 16,749,748

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 822,161
	Unrealized depreciation		(255,789)
	Net unrealized appreciation		$ 566,372
* Non-income producing security
** Money market fund; interest rate reflects seven day effecive yield on January 31, 2009
PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	16,784,762
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs
Total	16,784,762
* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Financial Funds

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/1/09